Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Impairment losses	$ 100,000		$ 0	$ 0
Foreign currency translation adjustment	130,000		12,341,000	$ (154,000)
Income tax, accrued interest or penalties	$ 0		$ 0
U.K
Summary Of Significant Accounting Policies [Line Items]
Incremental percentage on taxable profit	50.00%	50.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Cash rebate percentage on research and development	10.53%	10.53%
Maximum | U.K
Summary Of Significant Accounting Policies [Line Items]
Offset amount against future taxable profits | £		£ 5,000,000.0
Other Non-current Assets
Summary Of Significant Accounting Policies [Line Items]
Deferred financing costs	$ 1,200,000